CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
General and administrative expenses	$ 545,569	$ 1,201,002	$ 4,216,613	$ 368,296
Operating expenses:
Professional fees	90,060	29,541	444,012	190,693
Advertising and marketing expense			651,567	1,047,120
Related party consulting fees	94,000	82,500	432,425	220,000
Research and development expense	0	2,340,575	5,267,581	373,112
Sales and marketing expense	6,356	598,595
Total operating expenses	735,985	4,252,213	11,012,198	2,199,221
Loss from operations	(735,985)	(4,252,213)	(11,012,198)	(2,199,221)
Other expenses:
Amortization of debt discount	(461,842)	(149,028)	(4,629,089)	(303,942)
Financing fees	0	(43,750)
Other expenses:
Interest expense	0	(2,389)	(138,944)	(7,409)
Loss from Movychem JV	(49,328)	0
Loss on extinguishment of debt	(3,570,366)	(535)	535
Total other (expense)	(4,081,536)	(195,702)
Net loss	(4,817,521)	(4,447,915)	(15,882,195)	(2,702,602)
Less net loss attributable to noncontrolling interest	(7,425)	(1,177,816)
Net income attributable to common stockholders	$ (4,810,096)	$ (3,270,099)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	361,552,863	225,497,197
Amortization of debt discount, related party			0	(5,000)
Financing fees			(43,750)	0
Interest expense, related party			0	(76)
Loss from joint venture			(57,678)	0
Loss on settlement of debt			(536)	(186,954)
Total other (expense)			(4,869,997)	(503,381)
Net loss attributable:
Non-controlling interest			(2,580,925)	(216,686)
Common stockholders			$ (13,301,270)	$ (2,485,916)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	361,552,863	225,497,197	345,160,167	225,497,197